Fair values of financial instruments not carried at fair value	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value

12	Fair values of financial instruments carried at fair value
Control framework
Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk taker.
Where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or validation is used. For inactive markets, HSBC sources alternative market information, with greater weight given to information that is considered to be more relevant and reliable. Examples of the factors considered are price observability, instrument comparability, consistency of data sources, underlying data accuracy and timing of prices.
For fair values determined using valuation models, the control framework includes development or validation by independent support functions of the model logic, inputs, model outputs and adjustments. Valuation models are subject to a process of due diligence before becoming operational and are calibrated against external market data on an ongoing basis.
Changes in fair value are generally subject to a profit and loss analysis process and are disaggregated into high-level categories including portfolio changes, market movements and other fair value adjustments.
The majority of financial instruments measured at fair value are in GBM. GBM’s fair value governance structure comprises its Finance function, Valuation Committees and a Valuation Committee Review Group. Finance is responsible for establishing procedures governing valuation and ensuring fair values are in compliance with accounting standards. The fair values are reviewed by the Valuation Committees, which consist of independent support functions. These committees are overseen by the Valuation Committee Review Group, which considers all material subjective valuations.
Financial liabilities measured at fair value
In certain circumstances, HSBC records its own debt in issue at fair value, based on quoted prices in an active market for the specific instrument. When quoted market prices are unavailable, the own debt in issue is valued using valuation techniques, the inputs for which are either based on quoted prices in an inactive market for the instrument or are estimated by comparison with quoted prices in an active market for similar instruments. In both cases, the fair value includes the effect of applying the credit spread that is appropriate to HSBC’s liabilities. The change in fair value of issued debt securities attributable to the Group’s own credit spread is computed as follows: for each security at each reporting date, an externally verifiable price is obtained or a price is derived using credit spreads for similar securities for the same issuer. Then, using discounted cash flow, each security is valued using an appropriate market discount curve. The difference in the valuations is attributable to the Group’s own credit spread. This methodology is applied consistently across all securities.
Structured notes issued and certain other hybrid instruments are reported as financial liabilities designated at fair value. The credit spread applied to these instruments is derived from the spreads at which HSBC issues structured notes.
Gains and losses arising from changes in the credit spread of liabilities issued by HSBC, recorded in other comprehensive income, reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount.
Fair value hierarchy
Fair values of financial assets and liabilities are determined according to the following hierarchy:
•Level 1 – valuation technique using quoted market price. These are financial instruments with quoted prices for identical instruments in active markets that HSBC can access at the measurement date.
•Level 2 – valuation technique using observable inputs. These are financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets and financial instruments valued using models where all significant inputs are observable.
•Level 3 – valuation technique with significant unobservable inputs. These are financial instruments valued using valuation techniques where one or more significant inputs are unobservable.

Financial instruments carried at fair value and bases of valuation
	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	148,592	64,684	4,817	218,093	180,423	65,757	2,662	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,978	13,019	16,066	45,063	17,937	17,629	14,238	49,804
Derivatives	2,917	279,265	1,964	284,146	2,783	191,621	2,478	196,882
Financial investments	182,231	71,621	2,965	256,817	247,745	97,838	3,389	348,972
Liabilities
Trading liabilities	44,787	27,092	474	72,353	63,437	20,682	785	84,904
Financial liabilities designated at fair value	1,130	115,765	10,432	127,327	1,379	136,243	7,880	145,502
Derivatives	2,400	280,444	2,920	285,764	1,686	186,290	3,088	191,064
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	2,932	244	—	3,176	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	14	47	61	—	—	—	—
Derivatives	—	866	—	866	—	—	—	—
Financial investments	11,184	—	—	11,184	—	—	—	—
Liabilities
Trading liabilities	2,572	182	—	2,754	—	—	—	—
Financial liabilities designated at fair value	—	3,523	—	3,523	—	—	—	—
Derivatives	—	813	—	813	—	—	—	—

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2022
Transfers from Level 1 to Level 2	4,721	5,284	743	—	113	—	—
Transfers from Level 2 to Level 1	8,208	5,964	1,214	—	233	—	—
At 31 Dec 2021
Transfers from Level 1 to Level 2	8,477	6,553	1,277	103	181	—	212
Transfers from Level 2 to Level 1	6,007	4,132	768	—	638	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Fair value adjustments
We adopt the use of fair value adjustments when we take into consideration additional factors not incorporated within the valuation model that would otherwise be considered by a market participant. We classify fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to GBM. Movements in the level of fair value adjustments do not necessarily result in the recognition of profits or losses within the income statement. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Global Banking and Markets fair value adjustments
	2022		2021
	GBM	Corporate Centre	GBM	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	650	40	868	42
– bid-offer	426	—	412	—
– uncertainty	86	—	66	1
– credit valuation adjustment	245	35	228	35
– debit valuation adjustment	(175)	—	(92)	—
– funding fair value adjustment	68	5	254	6
Model-related	61	—	57	—
– model limitation	61	—	57	—
Inception profit (Day 1 P&L reserves)	97	—	106	—
At 31 Dec	808	40	1,031	42

The reduction in fair value adjustments was driven by changes to derivative exposures and the credit environment, including HSBC’s own credit.
Bid-offer
IFRS 13 ‘Fair Value Measurement’ requires the use of the price within the bid-offer spread that is most representative of fair value. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the extent to which bid-offer costs would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position.
Uncertainty
Certain model inputs may be less readily determinable from market data and/or the choice of model itself may be more subjective. In these circumstances, an adjustment may be necessary to reflect the likelihood that market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in HSBC’s valuation model.
Credit and debit valuation adjustments
The credit valuation adjustment (‘CVA’) is an adjustment to the valuation of over-the-counter (‘OTC’) derivative contracts to reflect the possibility that the counterparty may default and that HSBC may not receive the full market value of the transactions.
The debit valuation adjustment (‘DVA’) is an adjustment to the valuation of OTC derivative contracts to reflect the possibility that HSBC may default, and that it may not pay the full market value of the transactions.
HSBC calculates a separate CVA and DVA for each legal entity, and for each counterparty to which the entity has exposure. With the exception of central clearing parties, all third-party counterparties are included in the CVA and DVA calculations, and these adjustments are not netted across Group entities.
HSBC calculates the CVA by applying the probability of default (‘PD’) of the counterparty, conditional on the non-default of HSBC, to HSBC’s expected positive exposure to the counterparty and multiplying the result by the loss expected in the event of default. Conversely, HSBC calculates the DVA by applying the PD of HSBC, conditional on the non-default of the counterparty, to the expected positive exposure of the counterparty to HSBC and multiplying the result by the loss expected in the event of default. Both calculations are performed over the life of the potential exposure.
For most products HSBC uses a simulation methodology, which incorporates a range of potential exposures over the life of the portfolio, to calculate the expected positive exposure to a counterparty. The simulation methodology includes credit mitigants, such as counterparty netting agreements and collateral agreements with the counterparty.
The methodologies do not, in general, account for ‘wrong-way risk’. Wrong-way risk is an adverse correlation between the counterparty’s probability of default and the mark-to-market value of the underlying transaction. The risk can either be general, perhaps related to the currency of the issuer country, or specific to the transaction concerned. When there is significant wrong-way risk, a trade-specific approach is applied to reflect this risk in the valuation.
Funding fair value adjustment
The funding fair value adjustment (‘FFVA’) is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio. The expected future funding exposure is calculated by a simulation methodology, where available, and is adjusted for events that may terminate the exposure, such as the default of HSBC or the counterparty. The FFVA and DVA are calculated independently.
Model limitation
Models used for portfolio valuation purposes may be based upon a simplified set of assumptions that do not capture all current and future material market characteristics. In these circumstances, model limitation adjustments are adopted.
Inception profit (Day 1 P&L reserves)
Inception profit adjustments are adopted when the fair value estimated by a valuation model is based on one or more significant unobservable inputs. The accounting for inception profit adjustments is discussed in Note 1.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	647	19	15,652	—	16,318	92	—	—	92
Asset-backed securities	438	208	95	—	741	—	—	—	—
Structured notes	—	—	—	—	—	—	10,432	—	10,432
Other derivatives	—	—	—	1,964	1,964	—	—	2,920	2,920
Other portfolios	1,880	4,590	319	—	6,789	382	—	—	382
At 31 Dec 2022	2,965	4,817	16,066	1,964	25,812	474	10,432	2,920	13,826

Private equity including strategic investments	544	2	13,732	—	14,278	9	—	—	9
Asset-backed securities	1,008	132	1	—	1,141	—	—	—	—
Structured notes	—	—	—	—	—	—	7,879	—	7,879
Other derivatives	—	—	—	2,478	2,478	—	—	3,088	3,088
Other portfolios	1,837	2,528	505	—	4,870	776	1	—	777
At 31 Dec 2021	3,389	2,662	14,238	2,478	22,767	785	7,880	3,088	11,753
Level 3 instruments are present in both ongoing and legacy businesses. Loans held for securitisation, derivatives with monolines, certain ‘other derivatives’ and predominantly all Level 3 asset-backed securities are legacy positions. HSBC has the capability to hold these positions.
Private equity including strategic investments
The fair value of a private equity investment (including strategic investments) is estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors; by reference to market valuations for similar entities quoted in an active market; the price at which similar companies have changed ownership; or from published net asset values (‘NAV’) received. If necessary, adjustments are made to the NAV of funds to obtain the best estimate of fair value.
Asset-backed securities
While quoted market prices are generally used to determine the fair value of the asset-backed securities (‘ABSs’), valuation models are used to substantiate the reliability of the limited market data available and to identify whether any adjustments to quoted market prices are required. For certain ABSs, such as residential mortgage-backed securities, the valuation uses an industry standard model with assumptions relating to prepayment speeds, default rates and loss severity based on collateral type, and performance, as appropriate. The valuations output is benchmarked for consistency against observable data for securities of a similar nature.
Structured notes
The fair value of Level 3 structured notes is derived from the fair value of the underlying debt security, and the fair value of the embedded derivative is determined as described in the paragraph below on derivatives. These structured notes comprise principally equity-linked notes issued by HSBC, which provide the counterparty with a return linked to the performance of equity securities and other portfolios.
Examples of the unobservable parameters include long-dated equity volatilities and correlations between equity prices, and interest and foreign exchange rates.
Derivatives
OTC derivative valuation models calculate the present value of expected future cash flows, based upon ‘no arbitrage’ principles. For many vanilla derivative products, the modelling approaches used are standard across the industry. For more complex derivative products, there may be some differences in market practice. Inputs to valuation models are determined from observable market data wherever possible, including prices available from exchanges, dealers, brokers or providers of consensus pricing. Certain inputs may not be observable in the market directly, but can be determined from observable prices via model calibration procedures or estimated from historical data or other sources.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
Total gains/(losses) recognised in profit or loss	(4)	(245)	159	390	(52)	(1,334)	1,014
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(245)	—	390	(52)	—	1,014
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	159	—	—	(1,334)	—
– gains less losses from financial investments at fair value through other comprehensive income	(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(325)	(137)	(217)	(219)	(11)	(345)	(226)
– financial investments: fair value gains/ (losses)	(203)	—	—	—	—	82	—
– exchange differences	(122)	(137)	(217)	(219)	(11)	(427)	(226)
Purchases	1,048	3,436	4,330	—	178	—	—
New issuances	1	—	—	—	8	4,183	—
Sales	(245)	(1,102)	(783)	—	(152)	(94)	—
Settlements	(463)	(1,273)	(1,729)	(918)	(644)	182	(993)
Transfers out	(523)	(442)	(39)	(409)	(18)	(1,296)	(632)
Transfers in	87	1,918	107	642	380	1,256	669
At 31 Dec 2022	2,965	4,817	16,066	1,964	474	10,432	2,920
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(100)	(148)	707	2	100	2,779
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(100)	—	707	2	—	2,779
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(148)	—	—	100	—

At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	(10)	(378)	1,753	2,237	16	(836)	2,583
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(378)	—	2,237	16	—	2,583
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,753	—	—	(836)	—
– gains less losses from financial investments at fair value through other comprehensive income	(10)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(521)	(18)	(285)	(27)	(8)	(61)	(26)
– financial investments: fair value gains/ (losses)	(428)	—	—	—	—	—	—
– exchange differences	(93)	(18)	(285)	(27)	(8)	(61)	(26)
Purchases	1,025	1,988	3,692	—	1,014	1	—
New issuances	—	—	—	—	35	5,969	—
Sales	(580)	(473)	(1,216)	—	(4)	(27)	—
Settlements	(336)	(747)	(1,049)	(2,347)	(681)	(2,922)	(3,962)
Transfers out	(383)	(1,027)	(184)	(418)	(7)	(704)	(734)
Transfers in	540	818	50	363	258	1,154	1,039
At 31 Dec 2021	3,389	2,662	14,238	2,478	785	7,880	3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(309)	1,509	1,298	—	166	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(309)	—	1,298	—	—	(969)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,509	—	—	166	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of fair values to reasonably possible alternative assumptions
	2022				2021
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	264	(291)	—	—	143	(146)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	914	(911)	—	—	849	(868)	—	—
Financial investments	11	(11)	65	(55)	20	(20)	113	(112)
At 31 Dec	1,189	(1,213)	65	(55)	1,012	(1,034)	113	(112)
1    ‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these instruments are risk-managed.
The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the above table reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2022.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2022		2021
	Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments	16,318	92	See below	See below
Asset-backed securities	741	—
– collateralised loan/debt obligation	188	—	Market proxy	Bid quotes	—	92	—	100
– other ABSs	553	—	Market proxy	Bid quotes	—	99	—	100
Structured notes	—	10,432
– equity-linked notes	—	6,833	Model – Option model	Equity volatility	6%	142%	6%	124%
			Model – Option model	Equity correlation	32%	99%	22%	99%
– Foreign exchange-linked notes	—	2,694	Model – Option model	Foreign exchange volatility	3%	37%	1%	99%
– other	—	905
Derivatives	1,964	2,920
– interest rate derivatives	560	710
securitisation swaps	259	209	Model – Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	53	67	Model – Option model	Interest rate volatility	8%	53%	15%	35%
other	248	434
– Foreign exchange derivatives	445	304
Foreign exchange options	404	274	Model – Option model	Foreign exchange volatility	1%	46%	1%	99%
other	41	30
– equity derivatives	850	1,658
long-dated single stock options	415	502	Model – Option model	Equity volatility	7%	153%	4%	138%
other	435	1,156
– credit derivatives	109	248
Other portfolios	6,789	382
– repurchase agreements	750	328	Model – Discounted cash flow	Interest rate curve	1%	9%	1%	5%
– other[1]	6,039	54
At 31 Dec 2022	25,812	13,826
1    ‘Other’ includes a range of smaller asset holdings.
Private equity including strategic investments
Given the bespoke nature of the analysis in respect of each private equity holding, it is not practical to quote a range of key unobservable inputs. The key unobservable inputs would be price and correlation. The valuation approach includes using a range of inputs that include company specific financials, traded comparable companies multiples, published net asset values and qualitative assumptions, which are not directly comparable or quantifiable.
Prepayment rates
Prepayment rates are a measure of the anticipated future speed at which a loan portfolio will be repaid in advance of the due date. They vary according to the nature of the loan portfolio and expectations of future market conditions, and may be estimated using a variety of evidence, such as prepayment rates implied from proxy observable security prices, current or historical prepayment rates and macroeconomic modelling.
Market proxy
Market proxy pricing may be used for an instrument when specific market pricing is not available but there is evidence from instruments with common characteristics. In some cases it might be possible to identify a specific proxy, but more generally evidence across a wider range of instruments will be used to understand the factors that influence current market pricing and the manner of that influence.
Volatility
Volatility is a measure of the anticipated future variability of a market price. It varies by underlying reference market price, and by strike and maturity of the option. Certain volatilities, typically those of a longer-dated nature, are unobservable and are estimated from observable data. The range of unobservable volatilities reflects the wide variation in volatility inputs by reference market price. The core range is significantly narrower than the full range because these examples with extreme volatilities occur relatively rarely within the HSBC portfolio.
Correlation
Correlation is a measure of the inter-relationship between two market prices and is expressed as a number between minus one and one. It is used to value more complex instruments where the payout is dependent upon more than one market price. There is a wide range of instruments for which correlation is an input, and consequently a wide range of both same-asset correlations and cross-asset correlations is used. In general, the range of same-asset correlations will be narrower than the range of cross-asset correlations.
Unobservable correlations may be estimated based upon a range of evidence, including consensus pricing services, HSBC trade prices, proxy correlations and examination of historical price relationships. The range of unobservable correlations quoted in the table reflects the wide variation in correlation inputs by market price pair.
Credit spread
Credit spread is the premium over a benchmark interest rate required by the market to accept lower credit quality. In a discounted cash flow model, the credit spread increases the discount factors applied to future cash flows, thereby reducing the value of an asset. Credit spreads may be implied from market prices and may not be observable in more illiquid markets.
Inter-relationships between key unobservable inputs
Key unobservable inputs to Level 3 financial instruments may not be independent of each other. As described above, market variables may be correlated. This correlation typically reflects the manner in which different markets tend to react to macroeconomic or other events. Furthermore, the effect of changing market variables on the HSBC portfolio will depend on HSBC’s net risk position in respect of each variable.
HSBC Holdings

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2022	2021
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	3,801	2,811
– designated and otherwise mandatorily measured at fair value through profit or loss	52,322	51,408
Liabilities at 31 Dec
– designated at fair value	32,123	32,418
– derivatives	6,922	1,220

13	Fair values of financial instruments not carried at fair value

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2022
Assets
Loans and advances to banks	104,882	—	104,074	814	104,888
Loans and advances to customers	924,854	—	8,768	904,288	913,056
Reverse repurchase agreements – non-trading	253,754	—	253,668	—	253,668
Financial investments – at amortised cost	168,746	90,629	67,419	626	158,674
Liabilities
Deposits by banks	66,722	—	66,831	—	66,831
Customer accounts	1,570,303	—	1,570,209	—	1,570,209
Repurchase agreements – non-trading	127,747	—	127,500	—	127,500
Debt securities in issue	78,149	—	76,640	381	77,021
Subordinated liabilities	22,290	—	22,723	—	22,723

At 31 Dec 2021
Assets
Loans and advances to banks	83,136	—	82,220	1,073	83,293
Loans and advances to customers	1,045,814	—	10,287	1,034,288	1,044,575
Reverse repurchase agreements – non-trading	241,648	—	241,531	121	241,652
Financial investments – at amortised cost	97,302	38,722	63,022	523	102,267
Liabilities
Deposits by banks	101,152	—	101,149	—	101,149
Customer accounts	1,710,574	—	1,710,733	—	1,710,733
Repurchase agreements – non-trading	126,670	—	126,670	—	126,670
Debt securities in issue	78,557	—	78,754	489	79,243
Subordinated liabilities	20,487	—	26,206	—	26,206

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2022
Assets
Loans and advances to banks	253	—	257	—	257
Loans and advances to customers	80,687	—	111	78,048	78,159
Reverse repurchase agreements – non-trading	4,646	—	4,646	—	4,646
Financial investments – at amortised cost	6,165	6,042	—	—	6,042
Liabilities
Deposits by banks	64	—	64	—	64
Customer accounts	85,274	—	85,303	—	85,303
Repurchase agreements – non-trading	3,266	—	3,266	—	3,266
Debt securities in issue	12,928	—	12,575	—	12,575
Subordinated liabilities	8	—	7	—	7

At 31 Dec 2021
Assets
Loans and advances to banks	3	—	3	—	3
Loans and advances to customers	3,056	—	363	2,808	3,171
Liabilities
Deposits by banks	87	—	87	—	87
Customer accounts	8,750	—	8,750	—	8,750
Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value. They include cash and balances at central banks, items in the course of collection from and transmission to other banks, Hong Kong Government certificates of indebtedness and Hong Kong currency notes in circulation, all of which are measured at amortised cost.
Valuation
Fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It does not reflect the economic benefits and costs that HSBC expects to flow from an instrument’s cash flow over its expected future life. Our valuation methodologies and assumptions in determining fair values for which no observable market prices are available may differ from those of other companies.
Loans and advances to banks and customers
To determine the fair value of loans and advances to banks and customers, loans are segregated, as far as possible, into portfolios of similar characteristics. Fair values are based on observable market transactions, when available. When they are unavailable, fair values are estimated using valuation models incorporating a range of input assumptions. These assumptions may include: value estimates from third-party brokers reflecting over-the-counter trading activity; forward-looking discounted cash flow models, taking account of expected customer prepayment rates, using assumptions that HSBC believes are consistent with those that would be used by market participants in valuing such loans; new business rates estimates for similar loans; and trading inputs from other market participants including observed primary and secondary trades. From time to time, we may engage a third-party valuation specialist to measure the fair value of a pool of loans.
The fair value of loans reflects expected credit losses at the balance sheet date and estimates of market participants’ expectations of credit losses over the life of the loans, and the fair value effect of repricing between origination and the balance sheet date. For credit-impaired loans, fair value is estimated by discounting the future cash flows over the time period they are expected to be recovered.
Financial investments
The fair values of listed financial investments are determined using bid market prices. The fair values of unlisted financial investments are determined using valuation techniques that incorporate the prices and future earnings streams of equivalent quoted securities.
Deposits by banks and customer accounts
The fair values of on-demand deposits are approximated by their carrying value. For deposits with longer-term maturities, fair values are estimated using discounted cash flows, applying current rates offered for deposits of similar remaining maturities.
Debt securities in issue and subordinated liabilities
Fair values in debt securities in issue and subordinated liabilities are determined using quoted market prices at the balance sheet date where available, or by reference to quoted market prices for similar instruments.
Repurchase and reverse repurchase agreements – non-trading
Fair values of repurchase and reverse repurchase agreements that are held on a non-trading basis provide approximate carrying amounts. This is due to the fact that balances are generally short dated.
HSBC Holdings
The methods used by HSBC Holdings to determine fair values of financial instruments for the purposes of measurement and disclosure are described above.

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2022		2021
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	26,765	26,962	25,108	25,671
Financial investments – at amortised cost	19,466	19,314	26,194	26,176
Liabilities at 31 Dec
Debt securities in issue	66,938	65,364	67,483	69,719
Subordinated liabilities	19,727	20,644	17,059	21,066
1    Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).